Related Party Transactions (Details) - Schedule of Purchases from Related Parties - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Shexian Ruibo [Member]
Purchase from a related party
Purchase from a related party	$ 232,016	$ 359,398